Revenue and related balances - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) revenue_source
Revenue From Contracts With Customers [Abstract]
Number of sources of revenues | revenue_source	2
Disclosure of changes in accounting estimates [line items]
Contract costs, amortization period	5 years
Amortization of customer acquisition costs
Disclosure of changes in accounting estimates [line items]
Contract costs, amortization period	5 years
Decrease in accounting estimate | $	$ 243